UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21676
Eaton Vance Tax Managed Buy-Write Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Income Fund                                                           as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.2%

Security	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co.	27,232	$2,859,088
Honeywell International, Inc.	66,974	3,982,944
Northrop Grumman Corp.	20,111	1,568,658
Rockwell Collins, Inc.	10,733	783,938
United Technologies Corp.	48,521	3,904,970
		$13,099,598
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	11,570	$628,135
United Parcel Service, Inc., Class B	36,301	2,726,205
		$3,354,340
Automobiles — 0.4%
General Motors Corp.	47,919	$1,758,627
		$1,758,627
Beverages — 3.4%
Anheuser-Busch Cos., Inc.	74,053	$3,701,909
Brown-Forman Corp., Class B	3,398	254,544
Coca-Cola Co.	123,077	7,073,235
PepsiCo, Inc.	82,053	6,011,203
		$17,040,891
Biotechnology — 1.0%
Amgen, Inc. (1)	35,351	$1,999,806
Biogen Idec, Inc. (1)	35,276	2,339,857
CV Therapeutics, Inc. (1)	16,938	152,103
Enzon Pharmaceuticals, Inc. (1)	20,659	182,006
Telik, Inc. (1)	36,925	107,452
		$4,781,224
Capital Markets — 4.2%
American Capital Strategies, Ltd.	58,243	$2,488,723
Bank of New York Mellon Corp.	85,778	3,786,241
Credit Suisse Group ADR	21,404	1,419,727
Federated Investors, Inc., Class B	32,602	1,294,299
Franklin Resources, Inc.	23,936	3,051,840
Goldman Sachs Group, Inc.	4,860	1,053,356
Invesco PLC ADR	54,842	1,497,187
Merrill Lynch & Co., Inc.	40,826	2,910,077
Morgan Stanley	49,306	3,106,278
		$20,607,728
Chemicals — 1.6%
Ashland, Inc.	6,811	$410,090
E.I. du Pont de Nemours & Co.	77,067	3,819,441

Eastman Chemical Co.	31,031	$2,070,699
Hercules, Inc.	18,741	393,936
Rohm and Haas Co.	25,931	1,443,579
		$8,137,745
Commercial Banks — 3.1%
Banco Bilbao Vizcaya Argentaria SA ADR	5,728	$133,348
Comerica, Inc.	6,819	349,678
Marshall & Ilsley Corp.	8,458	370,207
National City Corp.	89,020	2,233,512
U.S. Bancorp	138,298	4,498,834
Wachovia Corp.	100,050	5,017,508
Wells Fargo & Co.	82,804	2,949,479
		$15,552,566
Commercial Services & Supplies — 0.8%
ACCO Brands Corp. (1)	4,260	$95,594
Avery Dennison Corp.	2,286	130,348
RR Donnelley & Sons Co.	55,489	2,028,678
Waste Management, Inc.	51,616	1,947,988
		$4,202,608
Communications Equipment — 3.9%
Cisco Systems, Inc. (1)	237,947	$7,878,425
Corning, Inc.	105,686	2,605,160
Harris Corp.	30,013	1,734,451
Motorola, Inc.	116,382	2,156,558
Nokia Oyj ADR	29,005	1,100,160
QUALCOMM, Inc.	96,745	4,088,444
		$19,563,198
Computer Peripherals — 4.3%
Apple, Inc. (1)	23,149	$3,554,297
Hewlett-Packard Co.	67,015	3,336,677
International Business Machines Corp.	70,301	8,281,458
Network Appliance, Inc. (1)	30,962	833,187
Palm, Inc. (1)	18,656	303,533
SanDisk Corp. (1)	52,801	2,909,335
Seagate Technology	81,522	2,085,333
		$21,303,820
Construction Materials — 0.5%
Vulcan Materials Co.	28,398	$2,531,682
		$2,531,682
Consumer Finance — 1.0%
American Express Co.	67,796	$4,025,049
Discover Financial Services (1)	52,050	1,082,640
		$5,107,689

Containers & Packaging — 0.3%
Bemis Co., Inc.	8,256	$240,332
Temple-Inland, Inc.	20,807	1,095,072
		$1,335,404
Distributors — 0.1%
Genuine Parts Co.	7,145	$357,250
		$357,250
Diversified Financial Services — 5.7%
Bank of America Corp.	211,250	$10,619,538
Citigroup, Inc.	228,650	10,671,096
ING Groep NV ADR	6,983	309,417
JPMorgan Chase & Co.	144,915	6,640,005
		$28,240,056
Diversified Telecommunication Services — 3.5%
Aruba Networks, Inc. (1)	13,988	$279,760
AT&T, Inc.	192,018	8,124,282
Citizens Communications Co.	103,792	1,486,301
Verizon Communications Inc.	168,513	7,461,756
Windstream Corp.	18,255	257,761
		$17,609,860
Electric Utilities — 0.6%
Duke Energy Corp.	151,179	$2,825,536
Pinnacle West Capital Corp.	1,491	58,909
		$2,884,445
Electrical Equipment — 0.8%
Emerson Electric Co.	76,240	$4,057,493
		$4,057,493
Energy Equipment & Services — 2.6%
BJ Services Co.	13,316	$353,540
Diamond Offshore Drilling, Inc.	17,338	1,964,222
Halliburton Co.	101,980	3,916,032
Nabors Industries, Ltd. (1)	8,488	261,176
Noble Corp.	60,436	2,964,386
Schlumberger, Ltd.	20,710	2,174,550
Transocean, Inc. (1)	9,875	1,116,369
		$12,750,275
Food & Staples Retailing — 1.4%
CVS Caremark Corp.	68,200	$2,702,766
SUPERVALU, Inc.	6,564	256,062
Wal-Mart Stores, Inc.	94,081	4,106,636
		$7,065,464

Food Products — 0.7%
ConAgra Foods, Inc.	27,892	$728,818
Hershey Co. (The)	28,612	1,327,883
Kellogg Co.	10,675	597,800
Kraft Foods, Inc., Class A	21,832	753,422
		$3,407,923
Gas Utilities — 0.1%
Nicor, Inc.	14,401	$617,803
		$617,803
Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	63,957	$3,599,500
Medtronic, Inc.	65,992	3,722,609
		$7,322,109
Health Care Providers & Services — 1.8%
DaVita, Inc. (1)	7,700	$486,486
Laboratory Corp. of America Holdings (1)	9,283	726,209
McKesson Corp.	39,374	2,314,797
Quest Diagnostics, Inc.	7,288	421,028
UnitedHealth Group, Inc.	61,522	2,979,510
WellPoint, Inc. (1)	24,707	1,949,876
		$8,877,906
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	38,610	$1,869,882
Darden Restaurants, Inc.	11,777	492,985
Harrah’s Entertainment, Inc.	25,739	2,237,491
International Game Technology	2,084	89,820
Starwood Hotels & Resorts Worldwide, Inc.	20,021	1,216,276
Yum! Brands, Inc.	35,271	1,193,218
		$7,099,672
Household Durables — 0.4%
Fortune Brands, Inc.	18,128	$1,477,251
Pulte Homes, Inc.	31,881	433,900
		$1,911,151
Household Products — 2.2%
Procter & Gamble Co.	156,559	$11,012,360
		$11,012,360
Independent Power Producers & Energy Traders — 0.5%
TXU Corp.	32,886	$2,251,704
		$2,251,704
Industrial Conglomerates — 3.7%
General Electric Co.	443,982	$18,380,855
		$18,380,855

Insurance — 4.2%
ACE, Ltd.	2,587	$156,695
Allstate Corp.	66,976	3,830,357
American International Group, Inc.	109,356	7,397,933
Lincoln National Corp.	9,136	602,702
MetLife, Inc.	26,055	1,816,815
PartnerRe, Ltd.	5,273	416,514
Prudential Financial, Inc.	35,186	3,433,450
Travelers Cos., Inc.	37,065	1,865,852
XL Capital Ltd., Class A	13,891	1,100,167
		$20,620,485
Internet Software & Services — 2.0%
Akamai Technologies, Inc. (1)	40,367	$1,159,744
Google Inc., Class A (1)	12,361	7,012,024
VeriSign, Inc. (1)	54,603	1,842,305
		$10,014,073
IT Services — 1.1%
Automatic Data Processing, Inc.	37,355	$1,715,715
Broadridge Financial Solutions, Inc.	2,175	41,216
Checkfree Corp. (1)	20,086	934,802
Cognizant Technology Solutions Corp., Class A (1)	11,841	944,557
Paychex, Inc.	41,638	1,707,158
Unisys Corp. (1)	33,075	218,957
		$5,562,405
Leisure Equipment & Products — 0.5%
Mattel, Inc.	107,387	$2,519,299
		$2,519,299
Life Sciences Tools & Services — 0.2%
Applera Corp.-Applied Biosystems Group	12,990	$449,974
Thermo Fisher Scientific, Inc. (1)	8,409	485,367
		$935,341
Machinery — 1.4%
Deere & Co.	26,933	$3,997,396
Eaton Corp.	24,497	2,426,183
Parker Hannifin Corp.	6,333	708,219
		$7,131,798
Media — 3.2%
CBS Corp., Class B	15,386	$484,659
Comcast Corp., Class A (1)	75,138	1,816,837
Dow Jones & Co., Inc.	47,991	2,865,063
Idearc, Inc.	7,419	233,476
Interpublic Group of Cos., Inc. (1)	62,468	648,418
Meredith Corp.	4,689	268,680

Time Warner Inc.	256,667	$4,712,406
Walt Disney Co.	146,646	5,043,156
		$16,072,695
Metals & Mining — 1.0%
Alcoa, Inc.	86,678	$3,390,843
Newmont Mining Corp.	12,695	567,847
Nucor Corp.	15,304	910,129
		$4,868,819
Multiline Retail — 0.9%
Big Lots, Inc. (1)	46,681	$1,392,961
J.C. Penney Company, Inc.	28,484	1,805,031
Macy’s, Inc.	1	32
Nordstrom, Inc.	9,277	434,999
Saks, Inc.	30,588	524,584
Sears Holdings Corp. (1)	2,294	291,797
		$4,449,404
Multi-Utilities — 2.6%
Ameren Corp.	56,922	$2,988,405
CenterPoint Energy, Inc.	17,504	280,589
Consolidated Edison, Inc.	63,264	2,929,123
DTE Energy Co.	13,998	678,063
Integrys Energy Group, Inc.	4,275	219,008
NorthWestern Corp.	25,000	679,250
Public Service Enterprise Group, Inc.	37,163	3,269,972
TECO Energy, Inc.	110,189	1,810,405
Xcel Energy, Inc.	12,009	258,674
		$13,113,489
Oil, Gas & Consumable Fuels — 9.4%
Chevron Corp.	106,518	$9,967,954
ConocoPhillips	75,235	6,603,376
El Paso Corp.	26,406	448,110
EOG Resources, Inc.	32,118	2,323,095
Exxon Mobil Corp.	235,589	21,806,118
Parallel Petroleum Corp. (1)	15,000	254,850
Valero Energy Corp.	30,355	2,039,249
Williams Cos., Inc.	96,877	3,299,631
		$46,742,383
Paper and Forest Products — 0.2%
MeadWestvaco Corp.	33,483	$988,753
		$988,753

Personal Products — 0.3%
Alberto-Culver Co.	43,605	$1,080,968
Estee Lauder Cos., Inc., Class A	8,436	358,193
		$1,439,161
Pharmaceuticals — 6.6%
Abbott Laboratories	83,874	$4,497,324
Bristol-Myers Squibb Co.	151,729	4,372,830
Eli Lilly & Co.	50,746	2,888,970
Johnson & Johnson	121,409	7,976,571
Merck & Co., Inc.	61,821	3,195,528
Mylan Laboratories, Inc.	46,338	739,554
Pfizer, Inc.	229,537	5,607,589
Wyeth	80,608	3,591,086
		$32,869,452
Real Estate Investment Trusts (REITs) — 0.8%
Host Hotels & Resorts, Inc.	10,658	$239,166
Plum Creek Timber Co., Inc.	15,428	690,557
Simon Property Group, Inc.	29,775	2,977,500
		$3,907,223
Road & Rail — 0.5%
CSX Corp.	45,309	$1,936,054
Norfolk Southern Corp.	6,312	327,656
Union Pacific Corp.	822	92,935
		$2,356,645
Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc. (1)	41,197	$543,800
Analog Devices, Inc.	44,223	1,599,104
Applied Materials, Inc.	128,413	2,658,149
Broadcom Corp., Class A (1)	20,035	730,075
Intel Corp.	121,961	3,153,911
Intersil Corp., Class A	51,768	1,730,604
KLA-Tencor Corp.	32,861	1,832,987
Linear Technology Corp.	20,661	722,928
MEMC Electronic Materials, Inc. (1)	6,830	402,014
Novellus Systems, Inc. (1)	28,838	786,124
Teradyne, Inc. (1)	77,277	1,066,423
Xilinx, Inc.	31,658	827,540
		$16,053,659
Software — 3.0%
Adobe Systems, Inc. (1)	32,525	$1,420,042
Microsoft Corp.	388,296	11,439,200
Oracle Corp. (1)	90,238	1,953,653
Quest Software, Inc. (1)	17,700	303,732
		$15,116,627

Specialty Retail — 1.7%
Best Buy Co., Inc.	15,110	$695,362
Home Depot, Inc.	136,866	4,439,933
Lowe’s Companies, Inc.	18,489	518,062
Men’s Wearhouse, Inc.	19,093	964,578
Sherwin-Williams Co.	15,317	1,006,480
Tiffany & Co.	14,641	766,456
		$8,390,871
Textiles, Apparel & Luxury Goods — 0.7%
Nike, Inc., Class B	56,486	$3,313,469
		$3,313,469
Thrifts & Mortgage Finance — 0.3%
Countrywide Financial Corp.	21,676	$412,061
Washington Mutual, Inc.	25,946	916,153
		$1,328,214
Tobacco — 1.8%
Altria Group, Inc.	63,395	$4,407,854
Reynolds American, Inc.	43,782	2,784,097
UST, Inc.	32,881	1,630,898
		$8,822,849
Wireless Telecommunication Services — 0.8%
Alltel Corp.	44,595	$3,107,380
NII Holdings, Inc., Class B (1)	10,118	831,194
		$3,938,574
Total Common Stocks (identified cost $396,593,074)		$502,779,134
Total Investments — 101.2% (identified cost $396,593,074)		$502,779,134

Covered Call Options Written — (1.4%)

	Number of	Premium
Type of Contract	Contracts	Received	Value
S&P 500 Index, Expires 10/20/07, Strike 1,510	411	$1,145,704	$(1,485,765)
S&P 500 Index, Expires 10/20/07, Strike 1,525	431	1,464,366	(1,116,290)
S&P 500 Index, Expires 10/20/07, Strike 1,535	1,935	5,583,166	(3,870,000)
S&P 500 Index, Expires 10/20/07, Strike 1,550	435	1,086,456	(565,500)
Total Covered Call Options Written (premiums received $9,279,691)			$(7,037,555)
Other Assets, Less Liabilities — 0.2%			$1,103,902
Net Assets — 100.0%			$496,845,481

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$396,561,176
Gross unrealized appreciation	$109,201,317
Gross unrealized depreciation	(2,983,359)
Net unrealized appreciation	$106,217,958

Summary of options outstanding at September 30, 2007:

Written call options activity for the fiscal year to date ended September 30, 2007 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,512	$5,911,479
Options written	30,339	56,861,539
Options terminated in closing purchase transactions	(30,639)	(53,493,327)
Outstanding, end of period	3,212	$9,279,691

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Managed Buy-Write Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 20, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	November 20, 2007